Organization and Nature of Operations (Tables)	6 Months Ended
Jun. 30, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Operating Subsidiaries

During the reporting periods, the Company has several subsidiaries in PRC. Details of the Company and its operating subsidiaries are set out below:

Name of subsidiaries	Place of incorporation	Date of incorporation	Percentage of direct or indirect interests	Principal activities
Legend Consulting Investments Limited (“Legend Consulting BVI”)	The British Virgin Islands (“BVI”)	December 20, 2013	100%	Investment holding
Legend Consulting Limited (“Legend Consulting HK”)	Hong Kong	January 8, 2014	100%	Investment holding
Lichen Holding Singapore Pte. Ltd. (“Lichen Singapore”)	Singapore	December 28, 2023	100%	Provision of financial and taxation solution services, education support services and software and maintenance services
Fujian Province Lichen Management and Consulting Company Limited (“Lichen Zixun”)	Fujian, the People’s Republic of China (“PRC”)	April 14, 2004	100%	Provision of financial and taxation solution services, education support services and software and maintenance services
Bondly Enterprises Limited (“Bondly HK”)	Hong Kong	June 13, 2022	100%	Investment holding
Xiamen Bondly Management and Consulting Company Limited (Bondly XM)	Fujian, the People’s Republic of China (“PRC”)	August 25, 2022	100%	Provision of financial and taxation solution services
Yingtan Legend Capital Management Co., Ltd. (“Lichen Yingtan”)	Jiangxi, the People’s Republic of China (“PRC”)	November 27, 2023	100%	Investment